United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.7%
		Basic Industry - Chemicals—1.5%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$568,053
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	353,114
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,299,690
490,000		RPM International, Inc., 6.50%, 2/15/2018	525,051
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	107,460
375,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	365,194
		TOTAL	3,218,562
		Basic Industry - Metals & Mining—5.5%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	383,254
500,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	520,875
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	601,830
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	199,500
480,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	334,800
850,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	835,125
400,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	366,000
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	233,073
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,238,379
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	842,400
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	755,000
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,046,729
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	548,685
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,122,972
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	436,610
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	407,005
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	136,954
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,968,836
		TOTAL	11,978,027
		Basic Industry - Paper—0.9%
250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	265,539
684,000		Weyerhaeuser Co., Sr. Unsecd. Note, 6.95%, 8/1/2017	730,495
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	852,176
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	210,447
		TOTAL	2,058,657
		Capital Goods - Aerospace & Defense—1.4%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	272,572
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	283,386
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	387,000
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	789,711
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	272,468
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	267,070
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	676,875
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	56,539
		TOTAL	3,005,621
		Capital Goods - Building Materials—0.5%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	329,250
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	$715,625
		TOTAL	1,044,875
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,407,465
		Capital Goods - Diversified Manufacturing—2.0%
820,000		Harsco Corp., 5.75%, 5/15/2018	598,600
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	508,849
650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	757,108
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,794,003
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	341,285
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	423,431
		TOTAL	4,423,276
		Communications - Cable & Satellite—2.2%
700,000	[1,2]	CCO Safari II LLC, Series 144A, 3.579%, 7/23/2020	704,561
600,000	[1,2]	CCO Safari II LLC, Series 144A, 4.908%, 7/23/2025	600,952
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	599,296
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	817,785
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	402,632
700,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	717,855
200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	182,150
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	577,952
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	176,603
		TOTAL	4,779,786
		Communications - Media & Entertainment—3.3%
250,000		21st Century Fox America, Inc., 3.00%, 9/15/2022	248,737
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,651
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	251,497
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	812,041
500,000		CBS Corp., 3.70%, 8/15/2024	491,447
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	331,606
500,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	499,531
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	284,187
500,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	512,931
225,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	227,516
750,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	771,876
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	806,268
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	395,129
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	549,489
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	884,050
		TOTAL	7,097,956
		Communications - Telecom Wireless—1.8%
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	574,149
1,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	1,425,086
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,198,622
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	605,586
		TOTAL	3,803,443
		Communications - Telecom Wirelines—2.0%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	592,306
600,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	575,624
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	$673,200
680,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	692,035
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	260,513
830,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	919,917
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	697,687
		TOTAL	4,411,282
		Consumer Cyclical - Automotive—3.7%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	500,728
1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	997,111
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	495,733
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	998,934
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	656,064
850,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	841,386
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	439,380
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	508,833
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	150,538
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	805,830
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,002,730
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	743,183
		TOTAL	8,140,450
		Consumer Cyclical - Leisure—0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,772,459
		Consumer Cyclical - Lodging—0.4%
900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	956,250
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,101
		TOTAL	959,351
		Consumer Cyclical - Retailers—1.9%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	718,447
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	313,079
210,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	211,062
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	133,436
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	190,124
259,754	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	286,079
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	505,023
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	400,957
210,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	215,150
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	549,142
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	500,945
		TOTAL	4,023,444
		Consumer Cyclical - Services—1.7%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,598,597
250,000		Expedia, Inc., 4.50%, 8/15/2024	239,997
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	546,945
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	285,091
		TOTAL	3,670,630
		Consumer Non-Cyclical - Food/Beverage—4.0%
750,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	755,591
850,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	861,364
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	999,975
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	$483,013
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	778,296
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 2.80%, 7/2/2020	528,705
525,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	539,311
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,066,327
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	607,765
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	412,491
500,000		PepsiCo, Inc., 2.75%, 4/30/2025	497,236
600,000		Tyson Foods, Inc., 3.95%, 8/15/2024	622,419
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	499,663
		TOTAL	8,652,156
		Consumer Non-Cyclical - Health Care—1.4%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	427,179
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	573,499
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	760,800
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	256,303
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	285,273
500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	498,264
135,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	131,822
		TOTAL	2,933,140
		Consumer Non-Cyclical - Pharmaceuticals—2.0%
525,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	522,005
310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	311,127
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,369,596
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	181,478
210,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	215,504
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	504,649
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	343,993
850,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	874,408
70,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	71,775
		TOTAL	4,394,535
		Consumer Non-Cyclical - Products—0.2%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	449,965
		Consumer Non-Cyclical - Supermarkets—0.2%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	506,896
		Consumer Non-Cyclical - Tobacco—0.4%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	333,849
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	318,938
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	315,274
		TOTAL	968,061
		Energy - Independent—0.5%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	482,461
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	214,450
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	114,839
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	377,545
		TOTAL	1,189,295
		Energy - Integrated—0.9%
261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	256,173
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	614,516
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	$1,046,045
		TOTAL	1,916,734
		Energy - Midstream—1.9%
400,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	379,655
210,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	189,828
265,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	217,587
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	549,125
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	465,491
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	317,257
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	594,418
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	638,431
750,000		Williams Partners LP, 5.25%, 3/15/2020	625,323
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	256,921
		TOTAL	4,234,036
		Energy - Oil Field Services—0.5%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	80,328
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	293,926
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	292,819
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	412,500
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	30,800
		TOTAL	1,110,373
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	287,158
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	216,908
1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	1,175,260
		TOTAL	1,679,326
		Financial Institution - Banking—19.9%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	550,470
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	604,089
715,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	732,092
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	657,667
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,508,637
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	997,275
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	499,898
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	986,387
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,974,307
500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	488,567
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	810,491
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	663,022
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	258,655
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	430,594
190,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	190,758
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	450,988
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,082,282
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,265,471
335,000		Comerica, Inc., 3.80%, 7/22/2026	337,820
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,095,230
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	232,030
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	749,119
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	$753,177
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GLOB, 2.375%, 1/22/2018	1,005,408
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	2,743,927
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	495,277
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	482,602
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	737,363
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	1,065,571
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	534,416
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,125,399
1,500,000		JPMorgan Chase & Co., Sub., 3.875%, 9/10/2024	1,494,198
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,218,527
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,144,612
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	603,176
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	751,615
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,827,898
400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	429,475
500,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	528,439
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,980,231
1,296,310	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	666,913
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	772,716
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	447,593
500,000		Wells Fargo & Co., 2.125%, 4/22/2019	503,227
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	502,338
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,009,093
		TOTAL	43,389,040
		Financial Institution - Broker/Asset Mgr/Exchange—3.8%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	809,551
990,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,099,695
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	411,460
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	110,022
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,229,128
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	887,729
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	225,068
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	465,277
750,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	846,461
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	70,415
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	951,453
650,000		Stifel Financial Corp., 4.25%, 7/18/2024	650,679
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	149,948
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	463,660
		TOTAL	8,370,546
		Financial Institution - Finance Companies—2.7%
937,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,108,952
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	412,133
1,644,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	1,651,493
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	322,827
288,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	328,655
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	563,948
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	520,750
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	$1,053,174
		TOTAL	5,961,932
		Financial Institution - Insurance - Health—0.4%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	256,006
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	422,089
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	228,926
		TOTAL	907,021
		Financial Institution - Insurance - Life—4.0%
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	653,295
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	816,780
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,179,558
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	251,059
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,162,520
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	430,640
500,000	[1,2]	New York Life Global Funding, Series 144A, 1.45%, 12/15/2017	501,349
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	809,612
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	272,956
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	326,338
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	325,710
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	482,203
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,412,686
		TOTAL	8,624,706
		Financial Institution - Insurance - P&C—2.4%
250,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	250,959
200,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	204,131
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	307,473
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	454,381
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	238,284
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	277,918
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,935,315
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,509,375
		TOTAL	5,177,836
		Financial Institution - REIT - Apartment—0.7%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	650,014
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	501,466
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	293,945
		TOTAL	1,445,425
		Financial Institution - REIT - Healthcare—0.7%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	629,230
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	793,541
		TOTAL	1,422,771
		Financial Institution - REIT - Office—0.4%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	249,279
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	605,530
		TOTAL	854,809
		Financial Institution - REIT - Other—1.0%
700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	681,362
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	482,491
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	536,783
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	$511,563
		TOTAL	2,212,199
		Financial Institution - REIT - Retail—0.8%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	455,418
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	645,289
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	101,315
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	544,711
		TOTAL	1,746,733
		Financial Institution - REIT—0.1%
250,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	251,758
		Municipal Services—0.8%
557,391	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	637,973
930,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,001,768
		TOTAL	1,639,741
		Sovereign—0.8%
825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	902,137
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	894,985
		TOTAL	1,797,122
		Technology—4.2%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	549,289
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	329,184
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	247,419
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	654,553
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	353,129
250,000		BMC Software, Inc., 7.25%, 6/1/2018	203,438
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,161,248
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	139,563
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	300,074
300,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	301,112
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	952,933
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	255,378
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	527,877
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	488,479
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	347,822
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	189,758
500,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	512,303
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	341,899
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	360,628
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	580,030
250,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	246,538
		TOTAL	9,042,654
		Transportation - Airlines—0.3%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	547,352
		Transportation - Railroads—0.8%
256,551		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	285,173
1,400,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	1,360,660
		TOTAL	1,645,833
		Transportation - Services—1.4%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	894,186
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	$453,928
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	741,613
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	250,848
750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	763,150
		TOTAL	3,103,725
		Utility - Electric—4.8%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	317,474
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	424,524
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	386,172
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	378,919
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	907,750
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,177,050
1,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	972,188
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	272,789
228,649	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	234,222
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,649,679
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	937,203
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	498,222
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	119,487
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	620,755
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	898,540
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	564,197
		TOTAL	10,359,171
		Utility - Natural Gas—1.2%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	235,145
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	401,733
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	680,831
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	822,737
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	198,012
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	274,164
		TOTAL	2,612,622
		TOTAL CORPORATE BONDS (IDENTIFIED COST $201,584,942)	204,942,797
		FOREIGN GOVERNMENTS/AGENCIES—1.00%
		Sovereign—1.00%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	320,000
750,001		Mexico, Government of, Note, 5.625%, 1/15/2017	776,625
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,086,822
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,052,226)	2,183,447
		INVESTMENT COMPANY—3.4%
7,434,368	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[5] (AT NET ASSET VALUE)	7,434,368
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $211,071,536)[6]	214,560,612
		OTHER ASSETS AND LIABILITIES - NET—1.4%[7]	2,972,750
		TOTAL NET ASSETS—100%	$217,533,362
9

At January 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 5-Year Long Futures	25	$3,016,797	March 2016	$14,785
8U.S. Treasury Note 10-Year Long Futures	70	$9,070,469	March 2016	$241,555
8U.S. Treasury Note 2-Year Short Futures	35	$7,651,875	March 2016	$(35,471)
8U.S. Treasury Long Bond Short Futures	70	$11,272,188	March 2016	$(547,077)
8U.S. Treasury Ultra Bond Short Futures	36	$5,982,750	March 2016	$(342,092)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(668,300)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,966,039 and $20,298,995, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $53,203,650, which represented 24.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $49,351,592, which represented 22.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$ 1,772,459
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,247,754	$666,913
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$ 1,412,686
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	At January 31, 2016, the cost of investments for federal tax purposes was $211,071,536. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,489,076. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,141,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,652,017.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
10

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Advisers”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
11

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$204,275,884	$666,913	$204,942,797
Foreign Governments/Agencies	—	2,183,447	—	2,183,447
Investment Company	7,434,368	—	—	7,434,368
TOTAL SECURITIES	$7,434,368	$206,459,331	$666,913	$214,560,612
Other Financial Instruments[1]
Assets	$256,340	$—	$—	$256,340
Liabilities	(924,640)	—	—	(924,640)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(668,300)	$—	$—	$(668,300)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trusts
12
Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$7,824	[1]	FHLMC ARM 390260, 2.042%, 10/01/2030	$7,946
12,630	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	13,631
5,786	[1]	FHLMC ARM 420196, 5.325%, 11/01/2030	6,246
7,697	[1]	FHLMC ARM 606116, 2.288%, 9/01/2019	7,765
491,827	[1]	FHLMC ARM 780443, 2.259%, 3/01/2033	515,045
9,426	[1]	FHLMC ARM 785167, 2.250%, 12/01/2018	9,484
		TOTAL	560,117
		Federal National Mortgage Association—0.2%
10,468	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	11,136
289,573	[1]	FNMA ARM 544843, 2.467%, 10/01/2027	302,571
269,630	[1]	FNMA ARM 544852, 2.475%, 4/01/2028	282,010
342,857	[1]	FNMA ARM 544884, 2.452%, 5/01/2034	361,621
540,858	[1]	FNMA ARM 556379, 1.685%, 5/01/2040	551,338
164,463	[1]	FNMA ARM 556388, 1.685%, 5/01/2040	167,668
827,631	[1]	FNMA ARM 618128, 1.899%, 8/01/2033	853,813
		TOTAL	2,530,157
		Government National Mortgage Association—0.0%
8,538	[1]	GNMA ARM 8902, 1.750%, 30 Year, 1/20/2022	8,670
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,022,427)	3,098,944
		ASSET-BACKED SECURITIES—36.3%
		Auto Receivables—17.1%
1,175,352	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	1,173,802
3,000,000	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	2,999,922
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.876%, 2/15/2018	5,000,263
364,632	[2,3]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	364,541
5,000,000		AmeriCredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,005,365
10,000,000	[1]	AmeriCredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,062,466
397,331	[1]	AmeriCredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	397,634
13,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,109,404
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,021,660
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,016,319
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	4,997,799
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,003,685
1,680,916	[1]	California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	1,679,998
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.422%, 1/7/2025	3,781,728
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 2.222%, 1/7/2025	2,503,775
2,580,541	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.842%, 3/7/2026	2,577,727
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 1.222%, 3/7/2026	1,995,930
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.469%, 3/7/2026	997,860
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.972%, 3/7/2026	1,497,834
897,932	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	898,115
2,225,000	[2,3]	Drive Auto Receivables Trust 2015-BA, Class A3, 1.30%, 6/15/2018	2,223,927
2,500,000	[1,2,3]	Drive Auto Receivables Trust 2016-AA, Class A3, 2.11%, 5/15/2019	2,500,205
1,236,926	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	1,236,713

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,225,659	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	$3,216,704
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,000,178
4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,034,228
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	6,997,891
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	4,994,213
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,520,476
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	5,000,434
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,000,143
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,500,839
4,960,000	[2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.67%, 10/15/2020	4,965,379
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,011,585
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 1.076%, 5/15/2018	2,499,461
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,507,568
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,498,728
1,886,667	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.907%, 8/25/2021	1,885,503
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,008,088
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,003,736
4,232,620	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.675%, 3/14/2018	4,241,065
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 1.125%, 8/14/2018	599,052
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,601,409
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,038,169
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,106,454
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,009,822
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	3,997,694
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,049,670
		TOTAL	192,335,161
		Credit Card—10.6%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.126%, 2/16/2021	9,036,438
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.831%, 12/15/2021	4,959,276
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.126%, 2/15/2019	11,492,972
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.806%, 6/15/2021	7,985,785
4,000,000	[1,2,3]	Cards II Trust 2015-2A, Class A, 0.946%, 7/15/2020	3,989,130
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.886%, 4/15/2019	9,974,221
3,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	3,211,666
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.662%, 2/7/2018	7,999,944
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.707%, 5/26/2020	4,292,222
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.876%, 4/15/2021	8,995,093
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	5,005,529
3,500,000	[1]	Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	3,499,844
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.786%, 12/16/2019	5,991,463
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.856%, 9/15/2018	6,996,682
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.876%, 3/15/2021	7,946,138
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,003,925
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,000,511
5,000,000	[1,2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.826%, 3/18/2019	4,991,535
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.226%, 6/17/2019	7,019,677
		TOTAL	119,392,051
		Equipment Lease—2.7%
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,408,906

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	$4,010,970
2,866,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,868,328
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,992,653
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,003,682
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,497,868
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,200,698
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	990,779
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	2,003,475
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,205,463
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,502,275
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,758,458
		TOTAL	30,443,555
		Home Equity Loan—0.5%
13,852	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.787%, 7/25/2035	13,853
2,155,435	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.607%, 2/25/2036	2,101,015
13,790	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.906%, 1/15/2028	11,740
26,520	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.687%, 11/25/2036	26,211
2,363,741		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	963,182
126,913	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.447%, 11/25/2034	115,032
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	68,325
53,959	[1,2,3]	Quest Trust 2004—X1, Class A, 1.087%, 3/25/2034	54,028
1,980,165	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,983,793
		TOTAL	5,337,179
		Other—5.1%
1,091,087	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.722%, 6/14/2037	1,064,034
497,616	[1,2,3]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.688%, 5/10/2032	492,799
1,792,132	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.419%, 2/25/2043	1,768,092
7,500,000	[1,2,4]	Carlyle Global Market Strategies, Class A, 2.522%, 10/15/2021	7,500,000
2,415,450	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.107%, 10/25/2035	2,342,416
4,714,844	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.469%, 10/25/2025	4,707,866
1,124,148	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	1,123,316
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.976%, 2/15/2018	3,998,193
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 1.026%, 2/15/2019	7,982,130
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.376%, 2/15/2019	4,985,824
2,145,116	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.027%, 11/25/2027	2,124,787
479,180	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.426%, 10/15/2024	479,587
447,076	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.826%, 8/15/2025	448,840
985,562	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.526%, 8/15/2023	986,721
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.826%, 10/15/2031	10,992,496
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.576%, 1/15/2026	3,984,942
610,227	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	616,446
1,872,133	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	1,887,267
		TOTAL	57,485,756
		Rate Reduction Bond—0.3%
3,270,561		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,623,648
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $409,785,012)	408,617,350
		COLLATERALIZED MORTGAGE OBLIGATIONS—12.4%
		Commercial Mortgage—6.2%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.831%, 9/15/2026	9,432,941

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 1.176%, 6/15/2033	$2,973,688
2,796,668		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,779,692
1,762,605		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	1,747,857
2,488,740		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	2,469,618
958,753	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	962,630
1,347,450	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	1,395,851
115,149	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	115,297
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.926%, 12/15/2028	9,959,321
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.076%, 11/15/2045	15,000,888
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.214%, 4/10/2046	4,991,702
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,505,841
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.626%, 6/15/2045	4,986,335
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.476%, 7/15/2046	4,816,436
		TOTAL	69,138,097
		Federal Home Loan Mortgage Corporation—0.9%
873		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	906
7,071		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	7,480
22,623		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	25,485
2,281		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	2,306
68,371	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.776%, 2/15/2018	68,500
66,471		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	68,233
72,914		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	76,329
69,814		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	75,928
1,396,316	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.726%, 2/15/2036	1,396,398
170,233	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.886%, 2/15/2034	171,390
562,626	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.826%, 7/15/2036	563,907
261,578	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.176%, 7/15/2036	265,409
707,678	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.336%, 7/15/2037	724,328
2,917,969		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	2,953,867
4,033,202	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.802%, 4/25/2020	4,039,619
148,240	[1]	Federal Home Loan Mortgage Corp. REMIC T-51, Class 1A, 6.50%, 9/25/2043	171,631
		TOTAL	10,611,716
		Federal National Mortgage Association—1.1%
38,930		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	42,955
1,286		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	1,432
28,005		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	30,924
25,834	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	28,685
1,977	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	2,038
8,347		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	9,083
179,959		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	200,984
753		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	757
75,620	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.927%, 9/25/2032	76,375
21,215		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	22,249
27,642		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	28,241
398,782	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.857%, 6/25/2036	400,943
1,742,776	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.877%, 7/25/2037	1,752,881
269,282	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.427%, 6/25/2037	276,271
227,872	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.227%, 5/25/2039	230,397
37,351	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.927%, 8/25/2039	37,527

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$551,443	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.277%, 4/25/2037	$562,565
979,542	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.967%, 7/25/2037	987,024
1,794,338	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.877%, 3/25/2041	1,796,296
5,220,526	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.827%, 2/25/2042	5,224,212
15,793		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	16,408
37,617		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	41,309
		TOTAL	11,769,556
		Government Agency—0.3%
2,740,224	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,693,101
964,666	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.874%, 1/8/2020	967,756
		TOTAL	3,660,857
		Government National Mortgage Association—1.0%
5,513,642		Government National Mortgage Association REMIC 2013-H16 FA, 0.791%, 7/20/2063	5,478,087
6,245,979		Government National Mortgage Association REMIC 2013-H17 FA, 0.801%, 7/20/2063	6,200,485
		TOTAL	11,678,572
		Non-Agency Mortgage—2.9%
9,099	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.294%, 3/25/2033	8,981
88,298	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.30%, 2/3/2029	76,533
25,739	[1]	Chaseflex Trust 2006-1, Class A2A, 4.756%, 6/25/2036	25,619
23,943		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	24,586
727,426	[1,2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	727,696
4,162,790	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,989,392
4,753,445	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	4,545,391
23,307	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	23,307
3,086,838	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.778%, 12/22/2054	3,088,107
4,512,729	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.878%, 12/22/2054	4,509,290
207,711	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.516%, 9/25/2034	188,415
18,153		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	18,678
375,988	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	383,082
5,169,744	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,867,490
2,227,996		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,084,109
3,511,534	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,305,864
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.174%, 1/21/2070	2,980,797
205,435		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	229,464
708,684	[1]	Washington Mutual 2006-AR15, Class 1A, 1.125%, 11/25/2046	541,999
730,546	[1]	Washington Mutual 2006-AR17, Class 1A, 1.076%, 12/25/2046	557,784
75,592	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.782%, 7/25/2034	76,800
		TOTAL	32,253,384
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $140,889,719)	139,112,182
		CORPORATE BONDS—37.2%
		Basic Industry - Chemicals—0.6%
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,500,182
		Basic Industry - Metals & Mining—0.6%
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.572%, 4/15/2016	1,488,480
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.853%, 9/30/2016	994,585
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,025,880
		TOTAL	6,508,945

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.6%
$2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	$2,506,500
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	2,000,800
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,035,398
		TOTAL	6,542,698
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,370,932
		Communications - Media & Entertainment—1.2%
3,130,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 2.50%, 8/15/2018	3,145,869
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,487,203
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,024,324
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,998,795
		TOTAL	13,656,191
		Communications - Telecom Wireless—0.8%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.502%, 9/12/2016	5,721,310
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,225,676
		TOTAL	8,946,986
		Communications - Telecom Wirelines—1.7%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, 0.741%, 2/12/2016	3,399,803
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,530,387
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,406,637
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.296%, 6/17/2019	2,975,547
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.252%, 9/14/2018	2,556,357
		TOTAL	18,868,731
		Consumer Cyclical - Automotive—3.0%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	5,993,382
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.837%, 3/10/2017	2,986,257
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,014,525
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,013,820
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.303%, 9/26/2016	5,751,046
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,013,650
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 0.748%, 5/23/2017	4,890,465
		TOTAL	33,663,145
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	1,995,420
		Consumer Cyclical - Retailers—0.6%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,651,725
3,700,000		CVS Health Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,698,772
		TOTAL	6,350,497
		Consumer Cyclical - Services—0.5%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 0.932%, 11/28/2017	2,981,532
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,240,954
		TOTAL	5,222,486
		Consumer Non-Cyclical - Food/Beverage—2.6%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,335,396
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,499,838
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.136%, 2/1/2019	7,870,736
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,072,765
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,042,615
		TOTAL	28,821,350

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—0.5%
$3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.892%, 10/6/2017	$2,990,748
2,475,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 0.962%, 6/15/2016	2,474,859
		TOTAL	5,465,607
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,992,377
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,146,739
		TOTAL	5,139,116
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,509,347
		Consumer Non-Cyclical - Tobacco—0.1%
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,009,986
		Energy - Integrated—1.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,013,870
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.233%, 9/26/2018	3,959,140
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,816,526
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.640%, 7/18/2018	3,386,250
		TOTAL	16,175,786
		Energy - Midstream—0.5%
2,850,000	[2,3]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 2.45%, 6/1/2018	2,767,279
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	2,894,898
		TOTAL	5,662,177
		Energy - Oil Field Services—0.7%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,052,725
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,974,185
		TOTAL	8,026,910
		Financial Institution - Banking—10.9%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,981,724
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,010,170
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,203,260
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.276%, 2/1/2019	8,904,285
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.662%, 1/15/2019	1,497,708
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.212%, 12/7/2018	2,985,864
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.217%, 4/9/2018	5,993,142
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,002,322
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,052,456
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	2,996,646
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.312%, 12/7/2018	3,986,568
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,139,123
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 0.874%, 11/18/2016	10,003,560
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.462%, 11/15/2018	9,994,790
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,977,732
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 0.914%, 2/9/2018	1,988,192
2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.353%, 9/26/2016	2,002,988
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.919%, 7/25/2017	6,863,320
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.469%, 1/24/2019	1,989,938
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,001,404
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.761%, 1/27/2020	694,464
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,108,018
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.819%, 5/13/2016	3,502,572

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	$3,000,429
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, Series GMTN, 0.832%, 3/8/2016	14,998,995
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.692%, 9/11/2017	2,995,236
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.101%, 10/28/2019	1,981,842
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,009,255
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.358%, 7/30/2018	8,002,928
		TOTAL	122,868,931
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	1,994,236
		Financial Institution - Finance Companies—1.3%
15,112,000	[2,3]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	15,119,450
		Financial Institution - Insurance - Life—2.6%
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.997%, 4/10/2017	7,992,016
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.969%, 5/23/2016	4,475,913
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 0.792%, 12/15/2017	3,006,831
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,396,063
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.142%, 8/15/2018	5,986,704
		TOTAL	28,857,527
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,002,360
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,004,786
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.532%, 7/15/2027	816,094
		TOTAL	6,823,240
		Technology—3.7%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 0.637%, 5/6/2019	6,967,415
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,076,870
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.914%, 3/1/2019	6,652,048
5,000,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.45%, 10/5/2017	5,010,785
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,039,830
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,010,594
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,488,159
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	999,891
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,329,156
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 1.202%, 1/15/2019	5,008,860
		TOTAL	41,583,608
		Transportation - Railroads—0.6%
5,285,000	[1,2,3]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 1.321%, 10/28/2016	5,229,333
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,295,416
		TOTAL	6,524,749
		Utility - Electric—0.8%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,510,812
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 0.992%, 4/3/2017	2,983,044
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,006,616
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,018,796
		TOTAL	9,519,268
		TOTAL CORPORATE BONDS (IDENTIFIED COST $418,310,032)	417,727,501

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$3,803		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	$3,977
10,199		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	11,665
18,848		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	19,640
680		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	693
		TOTAL	35,975
		Federal National Mortgage Association—0.0%
2,544		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	2,589
57,191		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	67,494
		TOTAL	70,083
		Government National Mortgage Association—0.0%
21,193		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	24,387
6,844		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	8,205
		TOTAL	32,592
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $125,806)	138,650
		MUNICIPAL BONDS—0.4%
		Municipal Services—0.4%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	3,233,933
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% Bonds (New Jersey State), 12/15/2018	1,220,223
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,439,399)	4,454,156
		U.S. TREASURIES—2.6%
		U.S. Treasury Notes—2.6%
12,000,000		United States Treasury Note, 1.000%, 3/31/2017	12,044,016
10,000,000		United States Treasury Note, 1.625%, 6/30/2020	10,149,573
7,000,000	[5]	United States Treasury Note, 1.875%, 6/30/2020	7,179,184
		TOTAL U.S. TREASURIES (IDENTIFIED COST $29,172,664)	29,372,773
		INVESTMENT COMPANIES—11.1%[6]
2,809,518		Federated Bank Loan Core Fund	27,111,851
4,155,262		Federated Mortgage Core Portfolio	41,386,406
32,792,888		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[7]	32,792,888
709,451		Federated Project and Trade Finance Core Fund	6,633,366
2,987,259		High Yield Bond Portfolio	17,116,992
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $130,088,834)	125,041,503
		REPURCHASE AGREEMENT—0.6%
$7,325,937		Interest in $715,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $715,020,258 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $736,470,867 (purchased with proceeds from securities lending collateral). (AT COST)	7,325,937
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $1,143,159,830)[8]	1,134,888,996
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[9]	(10,632,153)
		TOTAL NET ASSETS—100%	$1,124,256,843

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $362,453,259, which represented 32.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $354,785,094, which represented 31.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A,that have been deemed liquid by the Trustees, if applicable, held at January 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.153%, 10/15/2021	5/22/2014	$7,500,000	$7,500,000
C-BASS ABS LLC Series 1999-3, Class B1, 6.30%, 2/3/2029	7/9/1999	$72,280	$76,533
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$23,460	$23,307
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$68,325
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$7,179,184	$7,325,937
6	Affiliated holdings.
7	7-day net yield.
8	At January 31, 2016, the cost of investments for federal tax purposes was $1,143,159,830. The net unrealized depreciation of investments for federal tax purposes was $8,270,834. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,352,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,623,291.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	3,098,944	$—	$3,098,944
Asset-Backed Securities	—	401,049,025	7,568,325	408,617,350
Collateralized Mortgage Obligations	—	139,088,875	23,307	139,112,182
Corporate Bonds	—	416,911,407	816,094	417,727,501
Mortgage-Backed Securities	—	138,650	—	138,650
Municipal Bonds	—	4,454,156	—	4,454,156
U.S. Treasuries	—	29,372,773	—	29,372,773
Investment Companies[1]	32,792,888	92,248,615	—	125,041,503
Repurchase Agreement	—	7,325,937	—	7,325,937
TOTAL SECURITIES	$32,792,888	$1,093,688,382	$8,407,726	$1,134,888,996
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
12

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016